Assets and liabilities held for sale	12 Months Ended
Dec. 31, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets and liabilities held for sale
22. Assets and liabilities held for sale

Non-current assets and groups of assets and liabilities which comprise disposal groups are classified as ‘held for sale’ when all of the following criteria are met: a decision has been made to sell; the assets are available for sale immediately; the assets are being actively marketed; and a sale has been agreed or is expected to be concluded within 12 months of the balance sheet date.
Immediately prior to classification as held for sale, the non-current assets or groups of assets are remeasured in accordance with the Group’s accounting policies. Subsequently, non-current assets and disposal groups classified as held for sale are valued at the lower of book value or fair value less disposal costs. Assets held for sale are neither depreciated nor amortised.
Non-current assets and liabilities held for sale are recognised as current on the balance sheet.

On 18 December 2023, Unilever announced that it has received a binding offer from Yellow Wood Partners LLC to acquire Elida Beauty. Elida Beauty comprises more than 20 beauty and personal care brands including Q-Tips, Caress, Timotei and TIGI. As a result, the assets and liabilities of Elida Beauty have been classified as held for sale as at 31 December 2023 and the completion is expected by mid-2024. Following the classification of assets and liabilities as held for sale, they are recognised as current on the balance sheet.

	€ million	€ million
	2023	2022
	Total	Total
Property, plant and equipment held for sale(a)	2	4

Disposal groups held for sale
Non-current assets
Goodwill and intangibles	534	2
Property, plant and equipment	21	20
Other non-current assets	1	–
	556	22
Current assets
Inventories	80	–
Trade and other receivables	47	2
Current tax assets	4	–
Cash and cash equivalents	2	–
	133	2
Assets held for sale	691	28

Current liabilities
Trade payables and other current liabilities	24	2
Current tax liabilities	2	–
Financial liabilities due within one year	–	2
	26	4
Non-current liabilities
Financial liabilities due after one year	4	–
Deferred tax liabilities	145	–
	149	–
Liabilities held for sale	175	4
(a)Includes manufacturing assets held for sale.